UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2011

High Yield Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 91.8%
Aerospace - 1.3%
BE Aerospace, Inc., 8.5%, 2018	$110,000	$121,685
Bombardier, Inc., 7.5%, 2018 (n)	185,000	199,800
CPI International Acquisition, Inc., 8%, 2018 (z)	30,000	30,150
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	118,000	100,005
Huntington Ingalls Industries, Inc., 7.125%, 2021 (z)	95,000	99,038

		$550,678

Airlines - 0.0%
Continental Airlines, Inc., 6.748%, 2018	$16,210	$16,332

Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016	$110,000	$119,213
Hanesbrands, Inc., 6.375%, 2020	50,000	48,750
Phillips-Van Heusen Corp., 7.375%, 2020	120,000	126,900

		$294,863

Asset-Backed & Securitized - 1.5%
ARCap REIT, Inc., CDO, “H”, FRN, 6.076%, 2045 (q)(z)	$165,567	$4,553
Citigroup Commercial Mortgage
Trust, FRN, 5.697%, 2049	148,212	91,916
Crest Ltd., CDO, 7%, 2040	162,227	8,111
First Union National Bank
Commercial Mortgage Trust, 6.75%, 2032	165,000	145,757
JPMorgan Chase Commercial
Mortgage Securities Corp., FRN, 6.058%, 2051	110,000	84,305
Merrill Lynch Mortgage Trust, “B”, FRN, 5.828%, 2050	110,000	67,882
Wachovia Bank Commercial
Mortgage Trust, FRN, 5.753%, 2047	87,180	36,830
Wachovia Credit, CDO, FRN, 1.658%, 2026 (z)	250,000	175,000

		$614,354

Automotive - 3.1%
Accuride Corp., 9.5%, 2018	$110,000	$122,375
Allison Transmission, Inc., 11%, 2015 (n)	165,000	179,025
Ford Motor Credit Co. LLC, 8%, 2014	100,000	111,218
Ford Motor Credit Co. LLC, 12%, 2015	504,000	634,360
General Motors Corp., 7.125%, 2013 (d)	198,000	55,440
Goodyear Tire & Rubber Co., 10.5%, 2016	105,000	117,600
UCI International, Inc., 8.625%, 2019 (z)	30,000	31,500

		$1,251,518

Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$115,000	$126,644

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018	$100,000	$105,500
Citadel Broadcasting Corp., 7.75%, 2018 (z)	15,000	16,256
Entravision Communications Corp., 8.75%, 2017	30,000	31,950
Gray Television, Inc., 10.5%, 2015	30,000	31,913
Inmarsat Finance PLC, 7.375%, 2017 (n)	200,000	211,000
Intelsat Bermuda Ltd., 11.25%, 2017	105,000	114,713
Intelsat Jackson Holdings Ltd., 9.5%, 2016	415,000	437,825
Intelsat Jackson Holdings Ltd., 11.25%, 2016	45,000	47,981
Lamar Media Corp., 6.625%, 2015	85,000	86,913
Lamar Media Corp., “C”, 6.625%, 2015	35,000	35,700
LBI Media, Inc., 8.5%, 2017 (z)	100,000	82,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)	172,529	167,784
Newport Television LLC, 13%, 2017 (n)(p)	50,920	50,849
Nexstar Broadcasting, Inc., 7%, 2014 (p)	202,997	197,415
Nexstar Broadcasting, Inc., 7%, 2014	67,000	65,409
Salem Communications Corp., 9.625%, 2016	19,000	20,520
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	65,000	72,475
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	20,000	21,150
SIRIUS XM Radio, Inc., 13%, 2013 (z)	30,000	35,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	120,000	135,000
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	80,000	84,400
Univision Communications, Inc., 12%, 2014 (n)	28,000	30,240
Univision Communications, Inc., 7.875%, 2020 (n)	55,000	58,163
Young Broadcasting, Inc., 8.75%, 2014 (d)	80,000	0

		$2,141,531

Brokerage & Asset Managers - 1.0%
E*TRADE Financial Corp., 7.875%, 2015	$50,000	$50,625
E*TRADE Financial Corp., 12.5%, 2017	105,000	125,213
Janus Capital Group, Inc., 6.7%, 2017	220,000	237,117

		$412,955

Building - 1.7%
Building Materials Holding Corp., 6.875%, 2018 (n)	$85,000	$86,913
Building Materials Holding Corp., 7%, 2020 (n)	55,000	57,063
CEMEX S.A., 9.25%, 2020	240,000	248,700
Nortek, Inc., 11%, 2013	105,933	112,024

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - continued
Nortek, Inc., 10%, 2018 (n)	$35,000	$37,713
Owens Corning, 9%, 2019	145,000	171,370

		$713,783

Business Services - 1.5%
Interactive Data Corp., 10.25%, 2018 (n)	$110,000	$123,475
Iron Mountain, Inc., 6.625%, 2016	145,000	145,725
Iron Mountain, Inc., 8.375%, 2021	70,000	75,775
SunGard Data Systems, Inc., 10.25%, 2015	156,000	163,800
SunGard Data Systems, Inc., 7.375%, 2018 (n)	50,000	51,125
SunGard Data Systems, Inc., 7.625%, 2020 (n)	60,000	61,650

		$621,550

Cable TV - 3.6%
Bresnan Broadband Holdings
LLC, 8%, 2018 (z)	$30,000	$31,650
Cablevision Systems Corp., 8.625%, 2017	85,000	94,563
CCH II LLC, 13.5%, 2016	120,000	143,700
CCO Holdings LLC, 7.875%, 2018	130,000	138,125
CCO Holdings LLC, 8.125%, 2020	125,000	135,938
Cequel Communications Holdings, 8.625%, 2017 (z)	40,000	41,700
Charter Communications Operating LLC, 10.875%, 2014 (n)	80,000	89,600
CSC Holdings LLC, 8.5%, 2014	190,000	213,038
CSC Holdings LLC, 8.5%, 2015	60,000	65,550
Insight Communications Co., Inc., 9.375%, 2018 (n)	100,000	111,000
Mediacom LLC, 9.125%, 2019	115,000	123,050
Videotron LTEE, 6.875%, 2014	45,000	45,619
Virgin Media Finance PLC, 9.125%, 2016	228,000	241,680

		$1,475,213

Chemicals - 4.0%
Ashland, Inc., 9.125%, 2017	$140,000	$160,650
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	75,000	77,250
Hexion U.S. Finance Corp/Hexion
Nova Scotia Finance, 8.875%, 2018	195,000	206,213
Hexion U.S. Finance Corp/Hexion
Nova Scotia Finance, 9%, 2020 (n)	30,000	31,106
Huntsman International LLC, 8.625%, 2021 (n)	110,000	119,900
Lyondell Chemical Co., 11%, 2018	377,972	424,274
Momentive Performance Materials, Inc., 12.5%, 2014	153,000	169,830
Momentive Performance Materials, Inc., 11.5%, 2016	215,000	230,588
Polypore International, Inc., 7.5%, 2017 (z)	65,000	68,250
Solutia, Inc., 7.875%, 2020	125,000	135,625

		$1,623,686

Issuer	Shares/Par	Value ($)
BONDS - continued
Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$80,000	$84,800

Computer Software - Systems - 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$165,000	$181,706

Conglomerates - 0.8%
Amsted Industries, Inc., 8.125%, 2018 (n)	$115,000	$122,619
Griffon Corp., 7.125%, 2018 (z)	60,000	61,050
Pinafore LLC, 9%, 2018 (n)	145,000	157,325

		$340,994

Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,913
ACCO Brands Corp., 7.625%, 2015	60,000	61,200
Easton-Bell Sports, Inc., 9.75%, 2016	95,000	106,875
Elizabeth Arden, Inc., 7.375%, 2021	75,000	78,281
Jarden Corp., 7.5%, 2017	115,000	122,763
Libbey Glass, Inc., 10%, 2015	90,000	98,100
Visant Corp., 10%, 2017	100,000	108,000

		$592,132

Consumer Services - 1.6%
KAR Holdings, Inc., 10%, 2015	$57,000	$60,064
Realogy Corp., 10.5%, 2014	55,000	55,825
Service Corp. International, 6.75%, 2015	55,000	58,575
Service Corp. International, 7%, 2017	190,000	203,300
Service Corp. International, 7%, 2019	80,000	84,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	174,800

		$636,564

Containers - 1.9%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$145,000	$149,894
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	20,000	21,450
Greif, Inc., 6.75%, 2017	165,000	174,075
Owens-Illinois, Inc., 7.375%, 2016	75,000	82,219
Packaging Dynamics Corp., 8.75%, 2016 (z)	40,000	40,900
Reynolds Group, 7.75%, 2016 (n)	100,000	105,750
Reynolds Group, 7.125%, 2019 (n)	100,000	102,500
Reynolds Group, 8.25%, 2021 (z)	100,000	99,000

		$775,788

Defense Electronics - 0.4%
ManTech International Corp., 7.25%, 2018	$105,000	$110,250
MOOG, Inc., 7.25%, 2018	60,000	63,750

		$174,000

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Electronics - 0.9%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$55,000	$61,600
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	75,000	82,125
Jabil Circuit, Inc., 7.75%, 2016	120,000	136,200
NXP B.V., 7.875%, 2014	75,000	77,906

		$357,831

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.467%, 2012	$38,175	$37,001

Energy - Independent - 6.9%
Bill Barrett Corp., 9.875%, 2016	$90,000	$101,250
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	95,000	100,700
Chaparral Energy, Inc., 8.875%, 2017	95,000	99,750
Chesapeake Energy Corp., 6.875%, 2020	85,000	91,800
Concho Resources, Inc., 8.625%, 2017	30,000	33,150
Denbury Resources, Inc., 8.25%, 2020	110,000	122,925
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	110,000	117,700
Harvest Operations Corp., 6.875%, 2017 (n)	115,000	119,313
Hilcorp Energy I LP, 9%, 2016 (n)	200,000	209,500
LINN Energy LLC, 8.625%, 2020 (n)	35,000	38,850
LINN Energy LLC, 7.75%, 2021 (n)	88,000	93,940
MEG Energy Corp., 6.5%, 2021 (z)	20,000	20,325
Newfield Exploration Co., 6.625%, 2014	125,000	127,813
Newfield Exploration Co., 6.625%, 2016	60,000	62,025
OPTI Canada, Inc., 9.75%, 2013 (n)	90,000	90,225
OPTI Canada, Inc., 8.25%, 2014	205,000	109,419
Penn Virginia Corp., 10.375%, 2016	110,000	124,300
Pioneer Natural Resources Co., 6.875%, 2018	130,000	141,110
Pioneer Natural Resources Co., 7.5%, 2020	135,000	152,041
Plains Exploration & Production Co., 7%, 2017	210,000	216,825
QEP Resources, Inc., 6.875%, 2021	120,000	126,000
Quicksilver Resources, Inc., 8.25%, 2015	115,000	120,463
Quicksilver Resources, Inc., 9.125%, 2019	105,000	114,319
Range Resources Corp., 8%, 2019	75,000	82,688
SandRidge Energy, Inc., 8%, 2018 (n)	185,000	193,788

		$2,810,219

Issuer	Shares/Par		Value ($)
BONDS - continued
Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019		$120,000	$130,200
AMC Entertainment, Inc., 9.75%, 2020 (z)		60,000	64,200
Cinemark USA, Inc., 8.625%, 2019		95,000	103,788
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		50,000	53,500

			$351,688

Financial Institutions - 5.4%
CIT Group, Inc., 5.25%, 2014 (z)		$155,000	$156,356
CIT Group, Inc., 7%, 2014		150,000	152,813
CIT Group, Inc., 7%, 2016		185,000	185,231
CIT Group, Inc., 7%, 2017		510,000	510,638
CIT Group, Inc., 6.625%, 2018 (z)		132,000	133,980
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		127,000	130,493
GMAC, Inc., 8%, 2031		75,000	81,750
International Lease Finance Corp., 8.75%, 2017 (n)		155,000	174,375
International Lease Finance Corp., 7.125%, 2018 (n)		154,000	165,473
International Lease Finance Corp., 8.25%, 2020		30,000	32,888
Nationstar Mortgage LLC, 10.875%, 2015 (z)		75,000	77,250
SLM Corp., 8.45%, 2018		50,000	56,000
SLM Corp., 8%, 2020		155,000	168,950
Springleaf Finance Corp., 6.9%, 2017		200,000	182,750

			$2,208,947

Food & Beverages - 1.4%
ARAMARK Corp., 8.5%, 2015		$115,000	$119,888
B&G Foods, Inc., 7.625%, 2018		85,000	91,588
Constellation Brands, Inc., 7.25%, 2016		60,000	64,875
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	161,781
Pinnacle Foods Finance LLC, 10.625%, 2017		40,000	42,900
TreeHouse Foods, Inc., 7.75%, 2018		95,000	102,363

			$583,395

Forest & Paper Products - 1.9%
Boise, Inc., 8%, 2020		$115,000	$124,200
Cascades, Inc., 7.75%, 2017		80,000	84,500
Georgia- Pacific Corp., 7.125%, 2017 (n)		65,000	68,981
Georgia-Pacific Corp., 8%, 2024		55,000	62,838
Georgia-Pacific Corp., 7.25%, 2028		35,000	36,575
Graphic Packaging Holding Co., 7.875%, 2018		75,000	80,344
JSG Funding PLC, 7.75%, 2015		35,000	35,788
Millar Western Forest Products Ltd., 7.75%, 2013		135,000	136,856
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	148,452

			$778,534

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - 4.6%
American Casinos, Inc., 7.5%, 2021 (z)	$95,000	$94,169
Firekeepers Development Authority, 13.875%, 2015 (n)	100,000	118,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	180,000	900
Gaylord Entertainment Co., 6.75%, 2014	105,000	106,706
GWR Operating Partnership LLP, 10.875%, 2017	55,000	59,606
Harrah’s Operating Co., Inc., 11.25%, 2017	245,000	278,381
Harrah’s Operating Co., Inc., 10%, 2018	55,000	50,188
Harrah’s Operating Co., Inc., 10%, 2018	128,000	116,800
Host Hotels & Resorts, Inc., 6.75%, 2016	140,000	144,375
Host Hotels & Resorts, Inc., 9%, 2017	135,000	152,213
MGM Mirage, 10.375%, 2014	20,000	22,900
MGM Mirage, 11.125%, 2017	60,000	68,700
MGM Resorts International, 11.375%, 2018	70,000	77,700
MGM Resorts International, 9%, 2020	115,000	126,069
Penn National Gaming, Inc., 8.75%, 2019	125,000	137,969
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	70,606
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	33
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	38
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	7
Wyndham Worldwide Corp., 6%, 2016	45,000	47,684
Wyndham Worldwide Corp., 7.375%, 2020	110,000	121,347
Wynn Las Vegas LLC, 7.75%, 2020	85,000	90,100

		$1,884,991

Industrial - 1.0%
Altra Holdings, Inc., 8.125%, 2016	$85,000	$91,163
Diversey, Inc., 8.25%, 2019	80,000	85,800
Hillman Group, Inc., 10.875%, 2018 (z)	60,000	66,600
Mueller Water Products, Inc., 7.375%, 2017	85,000	83,088
Mueller Water Products, Inc., 8.75%, 2020	60,000	66,750

		$393,401

Insurance - 1.0%
American International Group, Inc., 8.175% to 2038, FRN to 2068	$110,000	$118,388
ING Capital Funding Trust III, FRN, 3.902%, 2049	95,000	92,110

Issuer	Shares/Par		Value ($)
BONDS - continued
Insurance - continued
ING Groep N.V., 5.775% to 2015,
FRN to 2049		$230,000	$212,750

			$423,248

Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$180,000	$234,000
USI Holdings Corp., 9.75%, 2015 (z)		90,000	92,250
XL Group PLC, 6.5% to 2017, FRN to 2049		160,000	146,800

			$473,050

International Market Sovereign - 0.1%
Republic of Ireland, 5.4%, 2025	EU	R40,000	$37,752

Machinery & Tools - 1.1%
Case Corp., 7.25%, 2016		$60,000	$65,550
Case New Holland, Inc., 7.875%, 2017 (n)		245,000	272,256
Rental Service Corp., 9.5%, 2014		65,000	68,088
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		45,000	46,800

			$452,694

Major Banks - 2.0%
Bank of America Corp., 8% to 2018, FRN to 2049		$320,000	$344,118
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		175,000	191,469
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		285,000	266,475

			$802,062

Medical & Health Technology & Services - 6.1%
Biomet, Inc., 10%, 2017		$170,000	$186,363
Biomet, Inc., 10.375%, 2017 (p)		55,000	60,431
Community Health Systems, Inc., 8.875%, 2015		220,000	232,100
Davita, Inc., 6.375%, 2018		105,000	106,050
Davita, Inc., 6.625%, 2020		50,000	50,625
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		125,000	143,281
HCA, Inc., 9.25%, 2016		455,000	489,694
HCA, Inc., 8.5%, 2019		105,000	116,550
HealthSouth Corp., 8.125%, 2020		195,000	211,088
Tenet Healthcare Corp., 9.25%, 2015		195,000	214,744
United Surgical Partners International, Inc., 8.875%, 2017		65,000	68,169
United Surgical Partners International, Inc., 9.25%, 2017 (p)		90,000	95,175
Universal Hospital Services, Inc., 8.5%, 2015 (p)		175,000	182,656
Universal Hospital Services, Inc., FRN, 3.834%, 2015		45,000	43,650
Vanguard Health Systems, Inc., 8%, 2018		130,000	133,088

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
VWR Funding, Inc., 10.25%, 2015 (p)	$147,375	$155,849

		$2,489,513

Metals & Mining - 1.9%
Arch Coal, Inc., 7.25%, 2020	$55,000	$58,988
Arch Western Finance LLC, 6.75%, 2013	57,000	57,570
Cloud Peak Energy, Inc., 8.25%, 2017	120,000	130,800
Cloud Peak Energy, Inc., 8.5%, 2019	130,000	143,975
Consol Energy, Inc., 8%, 2017	85,000	93,075
Consol Energy, Inc., 8.25%, 2020	55,000	60,981
Novelis, Inc., 8.375%, 2017 (n)	60,000	64,950
Novelis, Inc., 8.75%, 2020 (n)	30,000	33,000
Peabody Energy Corp., 7.375%, 2016	115,000	127,650

		$770,989

Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$150,438
Ferrellgas Partners LP, 8.625%, 2020	78,000	84,630

		$235,068

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$65,000	$67,641
Atlas Pipeline Partners LP, 8.75%, 2018	90,000	96,750
Crosstex Energy, Inc., 8.875%, 2018	125,000	136,250
El Paso Corp., 7%, 2017	175,000	195,860
El Paso Corp., 7.75%, 2032	60,000	67,235
Energy Transfer Equity LP, 7.5%, 2020	185,000	201,188
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	73,000	78,840
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	44,000	45,650

		$889,414

Network & Telecom - 1.7%
Cincinnati Bell, Inc., 8.25%, 2017	$35,000	$35,263
Cincinnati Bell, Inc., 8.75%, 2018	95,000	89,656
Citizens Communications Co., 9%, 2031	50,000	51,125
Frontier Communications Corp., 8.25%, 2017	30,000	32,400
Frontier Communications Corp., 8.5%, 2020	65,000	70,444
Qwest Communications International, Inc., 8%, 2015	55,000	60,706
Qwest Communications International, Inc., 7.125%, 2018 (n)	185,000	199,569
Windstream Corp., 8.125%, 2018	20,000	21,350
Windstream Corp., 7.75%, 2020	90,000	92,475

Issuer	Shares/Par	Value ($)
BONDS - continued
Network & Telecom - continued
Windstream Corp., 7.75%, 2021 (z)	$45,000	$45,731

		$698,719

Oil Services - 1.0%
Edgen Murray Corp., 12.25%, 2015	$75,000	$73,594
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	99,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	65,000	65,813
Pioneer Drilling Co., 9.875%, 2018	150,000	161,250

		$399,657

Oils - 0.3%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$101,250

Other Banks & Diversified Financials - 2.3%
Capital One Financial Corp., 10.25%, 2039	$150,000	$162,750
Citigroup Capital XXI, 8.3% to 2037, FRN to 2057	315,000	327,600
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	100,000	112,187
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	97,550
Santander UK PLC, 8.963% to 2030, FRN to 2049	210,000	229,950

		$930,037

Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$14,000	$13,790

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$14,489	$14,851
McClatchy Co., 11.5%, 2017	65,000	73,125
Nielsen Finance LLC, 11.5%, 2016	65,000	76,538
Nielsen Finance LLC, 7.75%, 2018 (n)	50,000	53,625

		$218,139

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$155,000	$168,175

Real Estate - 0.7%
CB Richard Ellis Group, Inc., 11.625%, 2017	$70,000	$82,600
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	130,000	140,400
Kennedy Wilson, Inc., 8.75%, 2019 (z)	70,000	69,508

		$292,508

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$42,000	$42,788

Retailers - 2.7%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	$20,000	$19,400
Chinos Acquisition Corp., 8.125%, 2019 (z)	80,000	78,500
Express LLC/Express Finance Corp., 8.75%, 2018	75,000	81,375
Limited Brands, Inc., 6.9%, 2017	85,000	91,163
Limited Brands, Inc., 6.95%, 2033	50,000	46,500
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	121,181
QVC, Inc., 7.375%, 2020 (n)	135,000	140,738
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	157,688
Toys “R” Us Property Co. II LLC, 8.5%, 2017	75,000	80,625
Toys “R” Us, Inc., 10.75%, 2017	215,000	244,025
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	60,000	60,450

		$1,121,645

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$80,000	$87,200
Michaels Stores, Inc., 7.75%, 2018 (n)	85,000	86,700

		$173,900

Telecommunications - Wireless - 5.3%
Clearwire Corp., 12%, 2015 (n)	$260,000	$280,800
Cricket Communications, Inc., 7.75%, 2016	95,000	100,938
Crown Castle International Corp., 9%, 2015	75,000	82,688
Crown Castle International Corp., 7.125%, 2019	190,000	199,025
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	143,100
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	148,850
MetroPCS Wireless, Inc., 7.875%, 2018	100,000	107,000
Nextel Communications, Inc., 7.375%, 2015	110,000	110,413
NII Holdings Corp., 7.625%, 2021	40,000	40,900
NII Holdings, Inc., 10%, 2016	115,000	131,100
NII Holdings, Inc., 8.875%, 2019	65,000	71,500
SBA Communications Corp., 8%, 2016	40,000	43,550
SBA Communications Corp., 8.25%, 2019	75,000	82,875
Sprint Capital Corp., 6.875%, 2028	60,000	55,350
Sprint Nextel Corp., 8.375%, 2017	270,000	300,713
Sprint Nextel Corp., 8.75%, 2032	70,000	74,463
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	209,000

		$2,182,265

Issuer	Shares/Par	Value ($)
BONDS - continued
Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$50,000	$51,563
Frontier Communications Corp., 8.125%, 2018	135,000	145,294

		$196,857

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (p)(z)	$95,000	$95,399
American Petroleum Tankers LLC, 10.25%, 2015 (n)	60,000	63,150
Commercial Barge Line Co., 12.5%, 2017	195,000	224,738
Hertz Corp., 8.875%, 2014	74,000	75,850
Hertz Corp., 7.5%, 2018 (n)	80,000	82,800
Hertz Corp., 7.375%, 2021 (n)	110,000	112,475
Navios Maritime Acquisition Corp., 8.625%, 2017	50,000	51,750
Navios Maritime Holdings, Inc., 8.875%, 2017	60,000	65,025
Swift Services Holdings, Inc., 10%, 2018 (z)	80,000	86,800

		$857,987

Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$215,000	$231,125
Calpine Corp., 8%, 2016 (n)	130,000	141,700
Calpine Corp., 7.875%, 2020 (n)	140,000	148,750
Covanta Holding Corp., 7.25%, 2020	85,000	89,027
Dynegy Holdings, Inc., 7.5%, 2015	40,000	33,650
Dynegy Holdings, Inc., 7.75%, 2019	130,000	100,913
Edison Mission Energy, 7%, 2017	190,000	152,475
Energy Future Holdings Corp., 10.25%, 2020	145,000	153,653
Energy Future Holdings Corp., 10%, 2020	290,000	307,306
Genon Escrow Corp., 9.875%, 2020 (n)	180,000	188,100
Texas Competitive Electric Holdings LLC, 10.25%, 2015	55,000	32,175

		$1,578,874

Total Bonds		$37,585,479

FLOATING RATE LOANS (g)(r) - 0.8%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$74,628	$75,374

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 7.11%, 2014	$51,904	$51,353
Local TV Finance LLC, Term Loan B, 2.3%, 2013	11,664	11,321
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	55,005	55,314

		$117,988

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$6,641	$6,820

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.113%, 2016	$6,778	$6,405
Realogy Corp., Term Loan, 5.25%, 2016	39,961	37,763

		$44,168

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015	$21,917	$21,927

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$248,868	$1,951
MGM Mirage, Term Loan, 7%, 2014	77,179	75,848

		$77,799

Total Floating Rate Loans		$344,076

COMMON STOCKS - 0.5%
Automotive - 0.1%
Accuride Corp. (a)	2,673	$37,128
Oxford Automotive, Inc. (a)	53	0

		$37,128

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	25	$62,500

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	1,600	$28,400

Printing & Publishing - 0.2%
American Media Operations, Inc. (a)	3,713	$64,383
Golden Books Family Entertainment, Inc. (a)	21,250	0
Quad/Graphics, Inc. (a)	156	6,636

		$71,019

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			113	$6,554

Total Common Stocks				$205,601

CONVERTIBLE PREFERRED STOCKS - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%			$2,220	$107,004

Insurance - 0.2%
MetLife, Inc., 5% (a)			$990	$84,002

Total Convertible Preferred Stocks				$191,006

PREFERRED STOCKS - 0.3%
Other Banks & Diversified Financials - 0.3%
Citigroup Capital XIII, 7.875%			950	$26,030
GMAC Capital Trust I, 8.125%			3,600	91,800

Total Preferred Stocks				$117,830

	Strike Price	First Exercise

WARRANTS - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.10	7/14/10	26	$65,000

Issuer/Expiration Date/ Strike Price			Number of Contracts
CALL OPTIONS PURCHASED - 0.1%
S&P 500 Index - June 2011@ $1,350			15	$39,450

Issuer			Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 3.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value			1,396,012	$1,396,012

Total Investments				$39,944,454

OTHER ASSETS, LESS LIABILITIES - 2.4%				1,002,643

NET ASSETS - 100.0%				$40,947,097

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,581,135 representing 18.5% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

High Yield Variable Account

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$93,370	$95,399
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	60,000	64,200
American Casinos, Inc., 7.5%, 2021	3/31/11	94,169	94,169
American Media, Inc., 13.5%, 2018	12/22/10	14,716	14,851
ARCap REIT, Inc., CDO, “H”, FRN, 6.076%, 2045	9/21/04	145,427	4,553
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	30,000	31,650
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	20,000	19,400
CIT Group, Inc., 5.25%, 2014	3/23/11	155,000	156,356
CIT Group, Inc., 6.625%, 2018	3/23/11	132,000	133,980
CPI International Acquisition, Inc., 8%, 2018	2/03/11	30,000	30,150
Cequel Communications Holdings, 8.625%, 2017	1/13/11	41,124	41,700
Chinos Acquisition Corp., 8.125%, 2019	3/01/11	79,894	78,500
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	15,000	16,256
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	50,000	51,563
Griffon Corp., 7.125%, 2018	3/14/11 - 3/22/11	60,630	61,050
Hillman Group, Inc., 10.875%, 2018	3/11/11	65,525	66,600
Huntington Ingalls Industries, Inc., 7.125%, 2021	3/04/11 - 3/09/11	98,412	99,038
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11	69,508	69,508
LBI Media, Inc., 8.5%, 2017	7/18/07	98,801	82,750
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 11/30/10	168,575	167,784
MEG Energy Corp., 6.5%, 2021	3/14/11	20,000	20,325
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	51,551	53,500
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	73,236	77,250
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	40,694	40,900
Polypore International, Inc., 7.5%, 2017	11/10/10	67,392	68,250
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11	45,493	46,800
Reynolds Group, 8.25%, 2021	1/27/11	100,000	99,000
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10	35,099	35,625
Swift Services Holdings, Inc., 10%, 2018	12/15/10	80,000	86,800
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	81,573	84,800
UCI International, Inc., 8.625%, 2019	1/11/11	30,000	31,500
USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	85,838	92,250
Wachovia Credit, CDO, FRN, 1.658%, 2026	6/08/06	250,000	175,000
Windstream Corp., 7.75%, 2021	3/14/11	44,602	45,731
YCC Holdings LLC, 10.25%, 2016	2/04/11	60,491	60,450

Total Restricted Securities			$2,397,638
% of Net Assets			5.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$420,450	$134,054	$64,383	$618,887
Non-U.S. Sovereign Debt	—	74,753	—	74,753
Corporate Bonds	—	32,466,036	—	32,466,036
Commercial Mortgage-Backed Securities	—	426,691	—	426,691
Asset-Backed Securities (including CDOs)	—	187,664	—	187,664
Foreign Bonds	—	4,430,335	—	4,430,335
Floating Rate Loans	—	344,076	—	344,076
Mutual Funds	1,396,012	—	—	1,396,012

Total Investments	$1,816,462	$38,063,609	$64,383	$39,944,454

Other Financial Instruments
Futures	$2,526	$—	$—	$2,526
Forward Foreign Currency Exchange Contracts	—	(5,799)	—	(5,799)

For further information regarding security characteristics, see the Portfolio of Investments.

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total Investments
Balance as of 12/31/10	$—	$14,721	$14,721
Change in unrealized appreciation (depreciation)	—	130	130
Transfers into level 3	64,383	—	64,383
Transfers out of level 3	—	(14,851)	(14,851)

Balance as of 3/31/11	$64,383	$—	$64,383

(2) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	78,815	4/12/11	$108,822	$111,680	$2,858
Liability Derivatives
SELL	EUR	Credit Suisse London	30,929	4/12/11	$42,059	$43,826	$(1,767)
SELL	EUR	UBS AG	179,478	4/12/11	247,428	254,318	(6,890)

							$(8,657)

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$595,156	June-2011	$2,756
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	$120,188	June-2011	$(230)

At March 31, 2011, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	459,698	3,376,325	(2,440,011)	1,396,012

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$509	$1,396,012

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.